TAXATION (Details 4)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the Differences Between Statutory Tax Rate and the Effective Tax Rate
EIT statutory rate (as a percent)	25.00%	25.00%	25.00%
Difference in EIT rates of certain subsidiaries (as a percent)	(10.00%)	(13.00%)	(10.00%)
Non-deductibility of expenses incurred outside the PRC (as a percent)	3.00%	9.00%	3.00%
Other permanent differences (as a percent)	(1.00%)	(1.00%)	(1.00%)
Effective EIT rate of the Group (as a percent)	17.00%	20.00%	17.00%